Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust I
Entity Central Index Key	0001126087
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000100075
Shareholder Report [Line Items]
Fund Name	AB Global Dynamic Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Dynamic Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[1]
AssetsNet	$ 1,746,789,270
Holdings Count | Holding	1,783
Advisory Fees Paid, Amount	$ 5,344,362
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,746,789,270 # of Portfolio Investments1,783 Portfolio Turnover Rate8% Total Advisory Fees Paid$5,344,362
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	19.3
U.S. Treasury Bonds	7.7
French Republic Government Bonds OAT	1.3
Federal National Mortgage Association	1.2
Japan Government Two Year Bonds	1.0
Italy Buoni Poliennali Del Tesoro	1.0
U.K. Gilts	0.7
Bundesrepublik Deutschland Bundesanleihe	0.6
Spain Government Bonds	0.5
Japan Government Twenty Year Bonds	0.5

Top 10 Countries

Value	Value
Netherlands	0.9
Switzerland	0.9
Spain	1.0
Italy	1.5
Australia	1.6
United Kingdom	2.7
Germany	2.7
France	2.9
Japan	6.0
United States	71.7

Asset Allocation

Value	Value
Investment Companies	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Short-Term Investments	2.3
Foreign Government	8.5
U.S. Treasury & Government Agencies	29.2
Common Stocks	58.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	2.8
Microsoft Corp.	2.7
Apple, Inc.	2.2
Amazon.com, Inc.	1.5
Alphabet, Inc.	1.3
Meta Platforms, Inc.	1.2
Broadcom, Inc.	0.9
Berkshire Hathaway, Inc.	0.6
Tesla, Inc.	0.6
JPMorgan Chase & Co.	0.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210967
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[2]
AssetsNet	$ 408,271,086
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 1,126,930
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$408,271,086 # of Portfolio Investments654 Portfolio Turnover Rate60% Total Advisory Fees Paid$1,126,930
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury & Government Agencies	0.2
Agency Sponsored Mortgage-Backed Securities	1.1
Non-Agency Mortgage-Backed Securities	1.2
Asset-Backed Securities	1.5
Short-Term Investments	2.6
Corporate Bonds & Notes	33.4
Foreign Government	59.4

Top 10 Countries

Value	Value
Brazil	2.4
Turkey	3.4
Colombia	3.5
France	4.0
Canada	4.1
China	4.4
United Kingdom	5.6
Mexico	5.7
United States	6.7
Japan	9.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Japan Government Two Year Bonds	3.9
Petroleos Mexicanos	3.6
China Government Bonds	3.4
U.K. Gilts	2.9
Dominican Republic International Bonds	2.3
Canada Government Bonds	2.1
Japan Government Five Year Bonds	1.9
Colombia Government International Bonds	1.9
Italy Buoni Poliennali Del Tesoro	1.9
Hungary Government International Bonds	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210964
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[3]
AssetsNet	$ 408,271,086
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 1,126,930
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$408,271,086 # of Portfolio Investments654 Portfolio Turnover Rate60% Total Advisory Fees Paid$1,126,930
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury & Government Agencies	0.2
Agency Sponsored Mortgage-Backed Securities	1.1
Non-Agency Mortgage-Backed Securities	1.2
Asset-Backed Securities	1.5
Short-Term Investments	2.6
Corporate Bonds & Notes	33.4
Foreign Government	59.4

Top 10 Countries

Value	Value
Brazil	2.4
Turkey	3.4
Colombia	3.5
France	4.0
Canada	4.1
China	4.4
United Kingdom	5.6
Mexico	5.7
United States	6.7
Japan	9.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Japan Government Two Year Bonds	3.9
Petroleos Mexicanos	3.6
China Government Bonds	3.4
U.K. Gilts	2.9
Dominican Republic International Bonds	2.3
Canada Government Bonds	2.1
Japan Government Five Year Bonds	1.9
Colombia Government International Bonds	1.9
Italy Buoni Poliennali Del Tesoro	1.9
Hungary Government International Bonds	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030705
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[4]
AssetsNet	$ 308,017,770
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 998,133
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$308,017,770 # of Portfolio Investments88 Portfolio Turnover Rate19% Total Advisory Fees Paid$998,133
Holdings [Text Block]

Top 10 Sectors

Value	Value
Information Technology	5.1
Consumer Staples	5.7
Energy	5.8
Consumer Discretionary	6.2
Utilities	7.0
Real Estate	8.8
Materials	9.2
Health Care	9.6
Financials	16.2
Industrials	24.2

Top Countries

Value	Value
Jersey, Channel Islands	1.1
Canada	2.0
Ireland	2.9
United States	91.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Keurig Dr. Pepper, Inc.	3.1
AerCap Holdings NV	2.9
American Electric Power Co., Inc.	2.9
CBRE Group, Inc.	2.8
Labcorp Holdings, Inc.	2.7
Carlisle Cos., Inc.	2.6
Arch Capital Group Ltd.	2.5
Vulcan Materials Co.	2.4
Jefferies Financial Group, Inc.	2.4
Brown & Brown, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030706
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[5]
AssetsNet	$ 308,017,770
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 998,133
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$308,017,770 # of Portfolio Investments88 Portfolio Turnover Rate19% Total Advisory Fees Paid$998,133
Holdings [Text Block]

Top 10 Sectors

Value	Value
Information Technology	5.1
Consumer Staples	5.7
Energy	5.8
Consumer Discretionary	6.2
Utilities	7.0
Real Estate	8.8
Materials	9.2
Health Care	9.6
Financials	16.2
Industrials	24.2

Top Countries

Value	Value
Jersey, Channel Islands	1.1
Canada	2.0
Ireland	2.9
United States	91.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Keurig Dr. Pepper, Inc.	3.1
AerCap Holdings NV	2.9
American Electric Power Co., Inc.	2.9
CBRE Group, Inc.	2.8
Labcorp Holdings, Inc.	2.7
Carlisle Cos., Inc.	2.6
Arch Capital Group Ltd.	2.5
Vulcan Materials Co.	2.4
Jefferies Financial Group, Inc.	2.4
Brown & Brown, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063063
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[6]
AssetsNet	$ 2,936,659,206
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 881,193
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,936,659,206 # of Portfolio Investments14 Portfolio Turnover Rate6% Total Advisory Fees Paid$881,193
Holdings [Text Block]

Asset Allocation

Value	Value
Global Fixed Income	1.5
High Yield Fixed Income	1.9
Emerging Market Equities	3.0
Global Equities	5.1
Investment Grade Fixed Income	5.9
International Developed Market Equities	20.1
U.S. Large Cap Equities	62.5

Largest Holdings [Text Block]

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.6
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds International Fund, Class 1	9.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds Smallcap World Fund, Inc., Class R6	5.1
American Funds The Bond Fund of America, Class 1	4.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063064
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[7]
AssetsNet	$ 2,936,659,206
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 881,193
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,936,659,206 # of Portfolio Investments14 Portfolio Turnover Rate6% Total Advisory Fees Paid$881,193
Holdings [Text Block]

Asset Allocation

Value	Value
Global Fixed Income	1.5
High Yield Fixed Income	1.9
Emerging Market Equities	3.0
Global Equities	5.1
Investment Grade Fixed Income	5.9
International Developed Market Equities	20.1
U.S. Large Cap Equities	62.5

Largest Holdings [Text Block]

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.6
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds International Fund, Class 1	9.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds Smallcap World Fund, Inc., Class R6	5.1
American Funds The Bond Fund of America, Class 1	4.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063060
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[8]
AssetsNet	$ 4,048,959,117
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,160,181
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,048,959,117 # of Portfolio Investments14 Portfolio Turnover Rate5% Total Advisory Fees Paid$1,160,181
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.5
International Developed Market Equities	15.6
Investment Grade Fixed Income	23.4
U.S. Large Cap Equities	48.9

Largest Holdings [Text Block]

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.1
American Funds U.S. Government Securities Fund, Class R-6	10.3
American Funds Growth-Income Fund, Class 1	9.1
American Funds International Growth & Income Fund, Class R-6	8.7
American Funds Growth Fund, Class 1	8.6
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	7.0
American Funds International Fund, Class 1	6.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063061
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[9]
AssetsNet	$ 4,048,959,117
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,160,181
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,048,959,117 # of Portfolio Investments14 Portfolio Turnover Rate5% Total Advisory Fees Paid$1,160,181
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.5
International Developed Market Equities	15.6
Investment Grade Fixed Income	23.4
U.S. Large Cap Equities	48.9

Largest Holdings [Text Block]

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.1
American Funds U.S. Government Securities Fund, Class R-6	10.3
American Funds Growth-Income Fund, Class 1	9.1
American Funds International Growth & Income Fund, Class R-6	8.7
American Funds Growth Fund, Class 1	8.6
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	7.0
American Funds International Fund, Class 1	6.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030657
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment. The expense table below reflects the expenses of both the American Funds Growth Portfolio (the "Feeder Fund") and the Master Fund.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[10]
AssetsNet	$ 1,974,405,348
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,974,405,348 # of Portfolio Investments1 Portfolio Turnover Rate6% Total Advisory Fees Paid$0
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	0.7
Materials	1.4
Energy	2.0
Consumer Staples	2.0
Financials	8.0
Industrials	10.5
Health Care	11.1
Consumer Discretionary	13.8
Communication Services	20.0
Information Technology	27.4

Top 10 Countries

Value	Value
Ireland	0.2
Mexico	0.2
United Kingdom	0.3
Denmark	0.3
Netherlands	0.3
South Korea	0.5
France	0.7
Taiwan	0.9
Canada	3.9
United States	89.8

Largest Holdings [Text Block]

Top Equity Holdings

Meta Platforms, Inc.	9.3
NVIDIA Corp.	5.1
Microsoft Corp.	4.7
Tesla, Inc.	4.7
Netflix, Inc.	4.4
Broadcom, Inc.	4.2
Alphabet, Inc.	4.0
Amazon.com, Inc.	2.4
TransDigm Group, Inc.	2.1
Intuitive Surgical, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063057
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[11]
AssetsNet	$ 1,946,674,353
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 658,793
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,946,674,353 # of Portfolio Investments14 Portfolio Turnover Rate4% Total Advisory Fees Paid$658,793
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	1.0
Global Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	5.7
International Developed Market Equities	12.1
Investment Grade Fixed Income	37.2
U.S. Large Cap Equities	39.5

Largest Holdings [Text Block]

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	18.8
American Funds The Bond Fund of America, Class 1	18.3
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	5.7
American Funds International Fund, Class 1	5.6
American Funds Growth Fund, Class 1	5.1
American Funds AMCAP Fund, Class R-6	5.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063058
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[12]
AssetsNet	$ 1,946,674,353
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 658,793
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,946,674,353 # of Portfolio Investments14 Portfolio Turnover Rate4% Total Advisory Fees Paid$658,793
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	1.0
Global Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	5.7
International Developed Market Equities	12.1
Investment Grade Fixed Income	37.2
U.S. Large Cap Equities	39.5

Largest Holdings [Text Block]

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	18.8
American Funds The Bond Fund of America, Class 1	18.3
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	5.7
American Funds International Fund, Class 1	5.6
American Funds Growth Fund, Class 1	5.1
American Funds AMCAP Fund, Class R-6	5.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100078
Shareholder Report [Line Items]
Fund Name	BlackRock Global Tactical Strategies Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Global Tactical Strategies Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[13]
AssetsNet	$ 2,910,929,825
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 8,790,807
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,910,929,825 # of Portfolio Investments83 Portfolio Turnover Rate8% Total Advisory Fees Paid$8,790,807
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Small Cap Equities	1.6
Real Estate Equities	2.0
Commodities	3.9
Investment Grade Fixed Income	24.4
U.S. Large Cap Equities	26.4
International Developed Market Equities	28.9

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	24.5
Vanguard Total Bond Market ETF	20.0
iShares Core S&P 500 ETF	19.6
iShares Core U.S. Aggregate Bond ETF	15.4
Technology Select Sector SPDR Fund	2.5
iShares U.S. Real Estate ETF	2.0
Financial Select Sector SPDR Fund	1.2
Communication Services Select Sector SPDR Fund	1.0
Consumer Discretionary Select Sector SPDR Fund	0.9
Health Care Select Sector SPDR Fund	0.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030750
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[14]
AssetsNet	$ 1,013,764,759
Holdings Count | Holding	1,209
Advisory Fees Paid, Amount	$ 2,796,185
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,013,764,759 # of Portfolio Investments1,209 Portfolio Turnover Rate26% Total Advisory Fees Paid$2,796,185
Holdings [Text Block]

Top 10 Sectors

Value	Value
Healthcare-Services	3.0
Oil & Gas	3.2
Aerospace/Defense	3.6
Diversified Financial Services	3.7
Pipelines	4.5
Media	5.1
Insurance	6.2
Commercial Services	6.4
Software	6.8
Telecommunications	7.1

Asset Allocation

Value	Value
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.4
Convertible Bonds	0.7
Short-Term Investments	0.7
Common Stocks	0.8
Floating Rate Loans	8.0
Corporate Bonds & Notes	88.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.1
HUB International Ltd.	1.9
TransDigm, Inc.	1.9
Venture Global LNG, Inc.	1.7
Level 3 Financing, Inc.	1.7
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.1
AthenaHealth Group, Inc.	1.1
CCO Holdings LLC/CCO Holdings Capital Corp.	1.1
Clear Channel Outdoor Holdings, Inc.	1.0
Fortress Transportation & Infrastructure Investors LLC	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030751
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[15]
AssetsNet	$ 1,013,764,759
Holdings Count | Holding	1,209
Advisory Fees Paid, Amount	$ 2,796,185
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,013,764,759 # of Portfolio Investments1,209 Portfolio Turnover Rate26% Total Advisory Fees Paid$2,796,185
Holdings [Text Block]

Top 10 Sectors

Value	Value
Healthcare-Services	3.0
Oil & Gas	3.2
Aerospace/Defense	3.6
Diversified Financial Services	3.7
Pipelines	4.5
Media	5.1
Insurance	6.2
Commercial Services	6.4
Software	6.8
Telecommunications	7.1

Asset Allocation

Value	Value
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.4
Convertible Bonds	0.7
Short-Term Investments	0.7
Common Stocks	0.8
Floating Rate Loans	8.0
Corporate Bonds & Notes	88.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.1
HUB International Ltd.	1.9
TransDigm, Inc.	1.9
Venture Global LNG, Inc.	1.7
Level 3 Financing, Inc.	1.7
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.1
AthenaHealth Group, Inc.	1.1
CCO Holdings LLC/CCO Holdings Capital Corp.	1.1
Clear Channel Outdoor Holdings, Inc.	1.0
Fortress Transportation & Infrastructure Investors LLC	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030680
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[16]
AssetsNet	$ 1,748,124,832
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 601,006
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,748,124,832 # of Portfolio Investments30 Portfolio Turnover Rate7% Total Advisory Fees Paid$601,006
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.3
U.S. Small Cap Equities	10.0
International Developed Market Equities	23.1
U.S. Large Cap Equities	49.8

Largest Holdings [Text Block]

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.3
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.1
Invesco Comstock Portfolio, Class A	6.0
T. Rowe Price Large Cap Value Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
SSGA Emerging Markets Enhanced Index Portfolio, Class A	5.3
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030681
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[17]
AssetsNet	$ 1,748,124,832
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 601,006
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,748,124,832 # of Portfolio Investments30 Portfolio Turnover Rate7% Total Advisory Fees Paid$601,006
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.3
U.S. Small Cap Equities	10.0
International Developed Market Equities	23.1
U.S. Large Cap Equities	49.8

Largest Holdings [Text Block]

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.3
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.1
Invesco Comstock Portfolio, Class A	6.0
T. Rowe Price Large Cap Value Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
SSGA Emerging Markets Enhanced Index Portfolio, Class A	5.3
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100083
Shareholder Report [Line Items]
Fund Name	Brighthouse Balanced Plus Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Balanced Plus Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[18]
AssetsNet	$ 4,876,581,316
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 5,757,684
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,876,581,316 # of Portfolio Investments119 Portfolio Turnover Rate32% Total Advisory Fees Paid$5,757,684
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.9
Emerging Market Equities	1.9
International Fixed Income	2.2
Global Equities	2.4
U.S. Small Cap Equities	4.9
U.S. Mid Cap Equities	5.6
High Yield Fixed Income	5.6
International Developed Market Equities	12.9
U.S. Large Cap Equities	31.3
Investment Grade Fixed Income	66.8

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	18.2
U.S. Treasury Bonds	12.8
BlackRock Bond Income Portfolio, Class A	7.4
TCW Core Fixed Income Portfolio, Class A	6.0
PIMCO Total Return Portfolio, Class A	5.5
JPMorgan Core Bond Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	3.9
Western Asset Management U.S. Government Portfolio, Class A	3.5
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.1
Baillie Gifford International Stock Portfolio, Class A	2.9

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030660
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%	[19]
AssetsNet	$ 735,039,458
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 2,632,753
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$735,039,458 # of Portfolio Investments147 Portfolio Turnover Rate53% Total Advisory Fees Paid$2,632,753
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	1.0
Real Estate	1.3
Energy	4.3
Consumer Discretionary	5.1
Health Care	5.3
Information Technology	7.0
Consumer Staples	8.1
Materials	17.4
Financials	21.4
Industrials	25.9

Top Countries

Value	Value
Bermuda	0.3
Belgium	0.5
United Kingdom	2.4
United States	94.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

UMB Financial Corp.	3.4
Franklin Electric Co., Inc.	3.2
Mueller Industries, Inc.	3.1
Innospec, Inc.	3.0
J&J Snack Foods Corp.	2.9
Eagle Materials, Inc.	2.5
Silgan Holdings, Inc.	2.5
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.0
NewMarket Corp.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030661
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.02%	[20]
AssetsNet	$ 735,039,458
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 2,632,753
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$735,039,458 # of Portfolio Investments147 Portfolio Turnover Rate53% Total Advisory Fees Paid$2,632,753
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	1.0
Real Estate	1.3
Energy	4.3
Consumer Discretionary	5.1
Health Care	5.3
Information Technology	7.0
Consumer Staples	8.1
Materials	17.4
Financials	21.4
Industrials	25.9

Top Countries

Value	Value
Bermuda	0.3
Belgium	0.5
United Kingdom	2.4
United States	94.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

UMB Financial Corp.	3.4
Franklin Electric Co., Inc.	3.2
Mueller Industries, Inc.	3.1
Innospec, Inc.	3.0
J&J Snack Foods Corp.	2.9
Eagle Materials, Inc.	2.5
Silgan Holdings, Inc.	2.5
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.0
NewMarket Corp.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140956
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%	[21]
AssetsNet	$ 838,226,762
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 3,087,891
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$838,226,762 # of Portfolio Investments87 Portfolio Turnover Rate65% Total Advisory Fees Paid$3,087,891
Holdings [Text Block]

Top 10 Sectors

Value	Value
Information Technology	1.4
Real Estate	2.3
Health Care	2.9
Consumer Discretionary	3.8
Communication Services	4.9
Materials	5.5
Consumer Staples	8.0
Utilities	8.6
Financials	28.6
Industrials	31.4

Top 10 Countries

Value	Value
China	3.7
Denmark	4.0
Italy	4.2
Japan	4.5
United States	5.4
Switzerland	7.0
South Korea	10.5
Germany	10.9
France	14.0
United Kingdom	21.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

LIG Nex1 Co. Ltd.	5.5
National Grid PLC	4.5
UBS Group AG	4.5
Hanwha Aerospace Co. Ltd.	3.2
Melrose Industries PLC	3.1
Tencent Holdings Ltd.	2.9
British American Tobacco PLC	2.8
Air Liquide SA	2.6
Aon PLC	2.4
BNP Paribas SA	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140957
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%	[22]
AssetsNet	$ 838,226,762
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 3,087,891
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$838,226,762 # of Portfolio Investments87 Portfolio Turnover Rate65% Total Advisory Fees Paid$3,087,891
Holdings [Text Block]

Top 10 Sectors

Value	Value
Information Technology	1.4
Real Estate	2.3
Health Care	2.9
Consumer Discretionary	3.8
Communication Services	4.9
Materials	5.5
Consumer Staples	8.0
Utilities	8.6
Financials	28.6
Industrials	31.4

Top 10 Countries

Value	Value
China	3.7
Denmark	4.0
Italy	4.2
Japan	4.5
United States	5.4
Switzerland	7.0
South Korea	10.5
Germany	10.9
France	14.0
United Kingdom	21.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

LIG Nex1 Co. Ltd.	5.5
National Grid PLC	4.5
UBS Group AG	4.5
Hanwha Aerospace Co. Ltd.	3.2
Melrose Industries PLC	3.1
Tencent Holdings Ltd.	2.9
British American Tobacco PLC	2.8
Air Liquide SA	2.6
Aon PLC	2.4
BNP Paribas SA	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[23]
AssetsNet	$ 526,055,765
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 1,586,486
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$526,055,765 # of Portfolio Investments459 Portfolio Turnover Rate12% Total Advisory Fees Paid$1,586,486
Holdings [Text Block]

Top 10 Sectors

Value	Value
Leisure Time	2.6
Entertainment	2.7
Retail	2.9
Building Materials	3.1
Computers	3.1
Chemicals	3.9
Diversified Financial Services	4.8
Insurance	6.8
Commercial Services	10.2
Software	13.5

Asset Allocation

Value	Value
Warrants	0.0
Convertible Preferred Stocks	0.0Footnote Reference*
Common Stocks	1.2
Corporate Bonds & Notes	3.1
Short-Term Investments	4.2
Floating Rate Loans	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Quikrete Holdings, Inc.	1.2
Cloud Software Group, Inc.	1.1
UKG, Inc.	1.1
Asurion LLC	1.1
AmWINS Group, Inc.	1.0
TransDigm, Inc.	1.0
INEOS U.S. Finance LLC	1.0
Epicor Software Corp.	0.9
USI, Inc.	0.8
Primo Brands Corp.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088088
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[24]
AssetsNet	$ 526,055,765
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 1,586,486
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$526,055,765 # of Portfolio Investments459 Portfolio Turnover Rate12% Total Advisory Fees Paid$1,586,486
Holdings [Text Block]

Top 10 Sectors

Value	Value
Leisure Time	2.6
Entertainment	2.7
Retail	2.9
Building Materials	3.1
Computers	3.1
Chemicals	3.9
Diversified Financial Services	4.8
Insurance	6.8
Commercial Services	10.2
Software	13.5

Asset Allocation

Value	Value
Warrants	0.0
Convertible Preferred Stocks	0.0Footnote Reference*
Common Stocks	1.2
Corporate Bonds & Notes	3.1
Short-Term Investments	4.2
Floating Rate Loans	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Quikrete Holdings, Inc.	1.2
Cloud Software Group, Inc.	1.1
UKG, Inc.	1.1
Asurion LLC	1.1
AmWINS Group, Inc.	1.0
TransDigm, Inc.	1.0
INEOS U.S. Finance LLC	1.0
Epicor Software Corp.	0.9
USI, Inc.	0.8
Primo Brands Corp.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100086
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[25]
AssetsNet	$ 586,005,986
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 1,316,642
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$586,005,986 # of Portfolio Investments578 Portfolio Turnover Rate37% Total Advisory Fees Paid$1,316,642
Holdings [Text Block]

Asset Allocation

Value	Value
Common Stocks	0.0
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Municipals	1.8
Short-Term Investments	3.7
Floating Rate Loans	4.1
Non-Agency Mortgage-Backed Securities	7.9
Agency Sponsored Mortgage-Backed Securities	11.2
U.S. Treasury & Government Agencies	16.2
Asset-Backed Securities	16.6
Corporate Bonds & Notes	38.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	12.5
Federal National Mortgage Association REMICS	3.3
Federal Home Loan Mortgage Corp. REMICS	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury STRIPS Coupon	2.2
Discover Card Execution Note Trust	1.6
American Express Credit Account Master Trust	1.6
U.S. Treasury Inflation-Indexed Notes	1.5
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.4
Goldman Sachs Group, Inc.	1.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[26]
AssetsNet	$ 586,005,986
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 1,316,642
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$586,005,986 # of Portfolio Investments578 Portfolio Turnover Rate37% Total Advisory Fees Paid$1,316,642
Holdings [Text Block]

Asset Allocation

Value	Value
Common Stocks	0.0
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Municipals	1.8
Short-Term Investments	3.7
Floating Rate Loans	4.1
Non-Agency Mortgage-Backed Securities	7.9
Agency Sponsored Mortgage-Backed Securities	11.2
U.S. Treasury & Government Agencies	16.2
Asset-Backed Securities	16.6
Corporate Bonds & Notes	38.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	12.5
Federal National Mortgage Association REMICS	3.3
Federal Home Loan Mortgage Corp. REMICS	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury STRIPS Coupon	2.2
Discover Card Execution Note Trust	1.6
American Express Credit Account Master Trust	1.6
U.S. Treasury Inflation-Indexed Notes	1.5
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.4
Goldman Sachs Group, Inc.	1.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075557
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[27]
AssetsNet	$ 356,874,677
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 1,181,552
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$356,874,677 # of Portfolio Investments133 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,181,552
Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	11.7
Foreign Government	81.4

Top 10 Countries

Value	Value
Norway	4.4
Panama	4.5
Spain	4.5
South Africa	6.1
India	6.5
Colombia	6.8
Egypt	7.7
Malaysia	8.7
Brazil	8.8
Australia	10.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Brazil Notas do Tesouro Nacional	8.8
Malaysia Government Bonds	8.7
Colombia TES	6.8
India Government Bonds	6.6
Republic of South Africa Government Bonds	6.1
Egypt Treasury Bills	5.4
Spain Government Bonds	4.5
Panama Government International Bonds	4.5
Norway Government Bonds	4.5
International Bank for Reconstruction & Development	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075558
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[28]
AssetsNet	$ 356,874,677
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 1,181,552
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$356,874,677 # of Portfolio Investments133 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,181,552
Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	11.7
Foreign Government	81.4

Top 10 Countries

Value	Value
Norway	4.4
Panama	4.5
Spain	4.5
South Africa	6.1
India	6.5
Colombia	6.8
Egypt	7.7
Malaysia	8.7
Brazil	8.8
Australia	10.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Brazil Notas do Tesouro Nacional	8.8
Malaysia Government Bonds	8.7
Colombia TES	6.8
India Government Bonds	6.6
Republic of South Africa Government Bonds	6.1
Egypt Treasury Bills	5.4
Spain Government Bonds	4.5
Panama Government International Bonds	4.5
Norway Government Bonds	4.5
International Bank for Reconstruction & Development	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030760
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[29]
AssetsNet	$ 2,405,636,481
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 5,631,796
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,405,636,481 # of Portfolio Investments197 Portfolio Turnover Rate40% Total Advisory Fees Paid$5,631,796
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.7
Energy	3.9
Consumer Staples	5.5
Industrials	5.7
Communication Services	8.9
Health Care	10.8
Consumer Discretionary	11.6
Financials	14.0
Information Technology	32.2

Top Countries

Value	Value
Bermuda	0.1
Sweden	0.2
Denmark	0.2
Germany	0.7
Netherlands	0.9
United Kingdom	1.3
United States	95.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.1
Alphabet, Inc.	4.5
Amazon.com, Inc.	4.4
Wells Fargo & Co.	3.4
Broadcom, Inc.	3.2
Berkshire Hathaway, Inc.	1.9
Mastercard, Inc.	1.8
Exxon Mobil Corp.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030761
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[30]
AssetsNet	$ 2,405,636,481
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 5,631,796
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,405,636,481 # of Portfolio Investments197 Portfolio Turnover Rate40% Total Advisory Fees Paid$5,631,796
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.7
Energy	3.9
Consumer Staples	5.5
Industrials	5.7
Communication Services	8.9
Health Care	10.8
Consumer Discretionary	11.6
Financials	14.0
Information Technology	32.2

Top Countries

Value	Value
Bermuda	0.1
Sweden	0.2
Denmark	0.2
Germany	0.7
Netherlands	0.9
United Kingdom	1.3
United States	95.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.1
Alphabet, Inc.	4.5
Amazon.com, Inc.	4.4
Wells Fargo & Co.	3.4
Broadcom, Inc.	3.2
Berkshire Hathaway, Inc.	1.9
Mastercard, Inc.	1.8
Exxon Mobil Corp.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030763
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[31]
AssetsNet	$ 2,405,636,481
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 5,631,796
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,405,636,481 # of Portfolio Investments197 Portfolio Turnover Rate40% Total Advisory Fees Paid$5,631,796
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.7
Energy	3.9
Consumer Staples	5.5
Industrials	5.7
Communication Services	8.9
Health Care	10.8
Consumer Discretionary	11.6
Financials	14.0
Information Technology	32.2

Top Countries

Value	Value
Bermuda	0.1
Sweden	0.2
Denmark	0.2
Germany	0.7
Netherlands	0.9
United Kingdom	1.3
United States	95.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.1
Alphabet, Inc.	4.5
Amazon.com, Inc.	4.4
Wells Fargo & Co.	3.4
Broadcom, Inc.	3.2
Berkshire Hathaway, Inc.	1.9
Mastercard, Inc.	1.8
Exxon Mobil Corp.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030620
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[32]
AssetsNet	$ 862,369,998
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,574,048
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$862,369,998 # of Portfolio Investments98 Portfolio Turnover Rate55% Total Advisory Fees Paid$2,574,048
Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.0
Hotel & Resort REITs	1.7
Office REITs	4.1
Diversified REITs	6.0
Health Care REITs	9.3
Residential REITs	9.4
Real Estate Management & Development	9.5
Industrial REITs	13.3
Specialized REITs	20.9
Retail REITs	23.9

Top 10 Countries

Value	Value
Belgium	1.0
Canada	1.6
Germany	1.8
Singapore	3.2
Hong Kong	3.4
France	4.2
United Kingdom	4.5
Australia	5.9
Japan	9.3
United States	62.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Welltower, Inc.	7.1
Simon Property Group, Inc.	5.2
Equinix, Inc.	4.9
Realty Income Corp.	4.6
Extra Space Storage, Inc.	3.0
VICI Properties, Inc.	2.9
Public Storage	2.9
Digital Realty Trust, Inc.	2.9
Goodman Group	2.7
Iron Mountain, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030621
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[33]
AssetsNet	$ 862,369,998
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,574,048
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$862,369,998 # of Portfolio Investments98 Portfolio Turnover Rate55% Total Advisory Fees Paid$2,574,048
Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.0
Hotel & Resort REITs	1.7
Office REITs	4.1
Diversified REITs	6.0
Health Care REITs	9.3
Residential REITs	9.4
Real Estate Management & Development	9.5
Industrial REITs	13.3
Specialized REITs	20.9
Retail REITs	23.9

Top 10 Countries

Value	Value
Belgium	1.0
Canada	1.6
Germany	1.8
Singapore	3.2
Hong Kong	3.4
France	4.2
United Kingdom	4.5
Australia	5.9
Japan	9.3
United States	62.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Welltower, Inc.	7.1
Simon Property Group, Inc.	5.2
Equinix, Inc.	4.9
Realty Income Corp.	4.6
Extra Space Storage, Inc.	3.0
VICI Properties, Inc.	2.9
Public Storage	2.9
Digital Realty Trust, Inc.	2.9
Goodman Group	2.7
Iron Mountain, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030623
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[34]
AssetsNet	$ 862,369,998
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,574,048
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$862,369,998 # of Portfolio Investments98 Portfolio Turnover Rate55% Total Advisory Fees Paid$2,574,048
Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.0
Hotel & Resort REITs	1.7
Office REITs	4.1
Diversified REITs	6.0
Health Care REITs	9.3
Residential REITs	9.4
Real Estate Management & Development	9.5
Industrial REITs	13.3
Specialized REITs	20.9
Retail REITs	23.9

Top 10 Countries

Value	Value
Belgium	1.0
Canada	1.6
Germany	1.8
Singapore	3.2
Hong Kong	3.4
France	4.2
United Kingdom	4.5
Australia	5.9
Japan	9.3
United States	62.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Welltower, Inc.	7.1
Simon Property Group, Inc.	5.2
Equinix, Inc.	4.9
Realty Income Corp.	4.6
Extra Space Storage, Inc.	3.0
VICI Properties, Inc.	2.9
Public Storage	2.9
Digital Realty Trust, Inc.	2.9
Goodman Group	2.7
Iron Mountain, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030710
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%	[35]
AssetsNet	$ 2,091,295,892
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 6,954,756
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,091,295,892 # of Portfolio Investments78 Portfolio Turnover Rate23% Total Advisory Fees Paid$6,954,756
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.6
Communication Services	3.0
Materials	6.0
Information Technology	6.5
Consumer Staples	7.3
Health Care	12.1
Financials	19.0
Consumer Discretionary	21.1
Industrials	21.5

Top 10 Countries

Value	Value
China	3.2
Australia	3.2
Sweden	3.5
Japan	3.8
South Korea	4.7
United States	5.0
Netherlands	6.4
United Kingdom	13.1
France	19.3
Germany	22.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Glencore PLC	3.2
BNP Paribas SA	3.0
Kering SA	3.0
Continental AG	2.8
CNH Industrial NV	2.8
Bayer AG	2.6
Fresenius Medical Care AG	2.4
Ashtead Group PLC	2.4
Bayerische Motoren Werke AG	2.4
KB Financial Group, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030711
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%	[36]
AssetsNet	$ 2,091,295,892
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 6,954,756
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,091,295,892 # of Portfolio Investments78 Portfolio Turnover Rate23% Total Advisory Fees Paid$6,954,756
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.6
Communication Services	3.0
Materials	6.0
Information Technology	6.5
Consumer Staples	7.3
Health Care	12.1
Financials	19.0
Consumer Discretionary	21.1
Industrials	21.5

Top 10 Countries

Value	Value
China	3.2
Australia	3.2
Sweden	3.5
Japan	3.8
South Korea	4.7
United States	5.0
Netherlands	6.4
United Kingdom	13.1
France	19.3
Germany	22.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Glencore PLC	3.2
BNP Paribas SA	3.0
Kering SA	3.0
Continental AG	2.8
CNH Industrial NV	2.8
Bayer AG	2.6
Fresenius Medical Care AG	2.4
Ashtead Group PLC	2.4
Bayerische Motoren Werke AG	2.4
KB Financial Group, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030713
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$48	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.87%	[37]
AssetsNet	$ 2,091,295,892
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 6,954,756
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,091,295,892 # of Portfolio Investments78 Portfolio Turnover Rate23% Total Advisory Fees Paid$6,954,756
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.6
Communication Services	3.0
Materials	6.0
Information Technology	6.5
Consumer Staples	7.3
Health Care	12.1
Financials	19.0
Consumer Discretionary	21.1
Industrials	21.5

Top 10 Countries

Value	Value
China	3.2
Australia	3.2
Sweden	3.5
Japan	3.8
South Korea	4.7
United States	5.0
Netherlands	6.4
United Kingdom	13.1
France	19.3
Germany	22.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Glencore PLC	3.2
BNP Paribas SA	3.0
Kering SA	3.0
Continental AG	2.8
CNH Industrial NV	2.8
Bayer AG	2.6
Fresenius Medical Care AG	2.4
Ashtead Group PLC	2.4
Bayerische Motoren Werke AG	2.4
KB Financial Group, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112664
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Balanced-Risk Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[38]
AssetsNet	$ 705,304,005
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,296,606
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$705,304,005 # of Portfolio Investments92 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,296,606
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Large Cap Equities	3.5
U.S. Small Cap Equities	4.2
Emerging Market Equities	7.7
International Developed Market Equities	23.8
Commodities	31.4
Global Developed Bonds	55.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030670
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[39]
AssetsNet	$ 1,894,924,923
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,930,295
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,894,924,923 # of Portfolio Investments110 Portfolio Turnover Rate12% Total Advisory Fees Paid$4,930,295
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	3.2
Consumer Discretionary	6.3
Energy	6.7
Communication Services	8.3
Consumer Staples	10.6
Industrials	10.9
Information Technology	12.1
Health Care	15.9
Financials	19.1

Top Countries

Value	Value
Belgium	1.0
Netherlands	2.3
Canada	2.4
United Kingdom	3.0
United States	87.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.3
Microsoft Corp.	3.1
Wells Fargo & Co.	2.9
Cisco Systems, Inc.	2.8
CVS Health Corp.	2.4
State Street Corp.	2.2
Alphabet, Inc.	2.1
Meta Platforms, Inc.	2.1
Johnson Controls International PLC	2.0
Philip Morris International, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030671
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[40]
AssetsNet	$ 1,894,924,923
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,930,295
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,894,924,923 # of Portfolio Investments110 Portfolio Turnover Rate12% Total Advisory Fees Paid$4,930,295
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	3.2
Consumer Discretionary	6.3
Energy	6.7
Communication Services	8.3
Consumer Staples	10.6
Industrials	10.9
Information Technology	12.1
Health Care	15.9
Financials	19.1

Top Countries

Value	Value
Belgium	1.0
Netherlands	2.3
Canada	2.4
United Kingdom	3.0
United States	87.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.3
Microsoft Corp.	3.1
Wells Fargo & Co.	2.9
Cisco Systems, Inc.	2.8
CVS Health Corp.	2.4
State Street Corp.	2.2
Alphabet, Inc.	2.1
Meta Platforms, Inc.	2.1
Johnson Controls International PLC	2.0
Philip Morris International, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063051
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[41]
AssetsNet	$ 1,134,903,578
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,826,774
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,134,903,578 # of Portfolio Investments71 Portfolio Turnover Rate10% Total Advisory Fees Paid$2,826,774
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.9
Real Estate	4.2
Industrials	6.2
Consumer Discretionary	10.0
Health Care	11.1
Financials	12.7
Communication Services	23.0
Information Technology	32.1

Top 10 Countries

Value	Value
Canada	1.5
Italy	1.6
Sweden	1.6
Netherlands	2.5
China	3.0
Japan	3.2
Germany	5.3
France	5.6
India	6.5
United States	63.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Meta Platforms, Inc.	9.2
Alphabet, Inc.	8.5
SAP SE	4.6
NVIDIA Corp.	4.3
DLF Ltd.	4.2
S&P Global, Inc.	4.1
Intuit, Inc.	3.5
Airbus SE	3.3
Analog Devices, Inc.	3.2
Visa, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063048
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[42]
AssetsNet	$ 1,134,903,578
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,826,774
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,134,903,578 # of Portfolio Investments71 Portfolio Turnover Rate10% Total Advisory Fees Paid$2,826,774
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.9
Real Estate	4.2
Industrials	6.2
Consumer Discretionary	10.0
Health Care	11.1
Financials	12.7
Communication Services	23.0
Information Technology	32.1

Top 10 Countries

Value	Value
Canada	1.5
Italy	1.6
Sweden	1.6
Netherlands	2.5
China	3.0
Japan	3.2
Germany	5.3
France	5.6
India	6.5
United States	63.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Meta Platforms, Inc.	9.2
Alphabet, Inc.	8.5
SAP SE	4.6
NVIDIA Corp.	4.3
DLF Ltd.	4.2
S&P Global, Inc.	4.1
Intuit, Inc.	3.5
Airbus SE	3.3
Analog Devices, Inc.	3.2
Visa, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063050
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[43]
AssetsNet	$ 1,134,903,578
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,826,774
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,134,903,578 # of Portfolio Investments71 Portfolio Turnover Rate10% Total Advisory Fees Paid$2,826,774
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.9
Real Estate	4.2
Industrials	6.2
Consumer Discretionary	10.0
Health Care	11.1
Financials	12.7
Communication Services	23.0
Information Technology	32.1

Top 10 Countries

Value	Value
Canada	1.5
Italy	1.6
Sweden	1.6
Netherlands	2.5
China	3.0
Japan	3.2
Germany	5.3
France	5.6
India	6.5
United States	63.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Meta Platforms, Inc.	9.2
Alphabet, Inc.	8.5
SAP SE	4.6
NVIDIA Corp.	4.3
DLF Ltd.	4.2
S&P Global, Inc.	4.1
Intuit, Inc.	3.5
Airbus SE	3.3
Analog Devices, Inc.	3.2
Visa, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030546
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[44]
AssetsNet	$ 838,414,091
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 3,051,681
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$838,414,091 # of Portfolio Investments133 Portfolio Turnover Rate52% Total Advisory Fees Paid$3,051,681
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.2
Real Estate	1.3
Energy	2.2
Consumer Staples	2.4
Materials	2.8
Financials	11.1
Consumer Discretionary	12.0
Health Care	19.1
Information Technology	21.3
Industrials	25.0

Top Countries

Value	Value
Israel	0.6
Denmark	0.9
Thailand	1.1
Canada	1.3
United Kingdom	1.5
United States	93.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Carpenter Technology Corp.	1.8
Encompass Health Corp.	1.6
MACOM Technology Solutions Holdings, Inc.	1.5
CyberArk Software Ltd.	1.5
Clean Harbors, Inc.	1.4
Q2 Holdings, Inc.	1.4
Ollie's Bargain Outlet Holdings, Inc.	1.4
RBC Bearings, Inc.	1.4
Insmed, Inc.	1.3
Shake Shack, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030547
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[45]
AssetsNet	$ 838,414,091
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 3,051,681
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$838,414,091 # of Portfolio Investments133 Portfolio Turnover Rate52% Total Advisory Fees Paid$3,051,681
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.2
Real Estate	1.3
Energy	2.2
Consumer Staples	2.4
Materials	2.8
Financials	11.1
Consumer Discretionary	12.0
Health Care	19.1
Information Technology	21.3
Industrials	25.0

Top Countries

Value	Value
Israel	0.6
Denmark	0.9
Thailand	1.1
Canada	1.3
United Kingdom	1.5
United States	93.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Carpenter Technology Corp.	1.8
Encompass Health Corp.	1.6
MACOM Technology Solutions Holdings, Inc.	1.5
CyberArk Software Ltd.	1.5
Clean Harbors, Inc.	1.4
Q2 Holdings, Inc.	1.4
Ollie's Bargain Outlet Holdings, Inc.	1.4
RBC Bearings, Inc.	1.4
Insmed, Inc.	1.3
Shake Shack, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030549
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$47	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[46]
AssetsNet	$ 838,414,091
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 3,051,681
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$838,414,091 # of Portfolio Investments133 Portfolio Turnover Rate52% Total Advisory Fees Paid$3,051,681
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.2
Real Estate	1.3
Energy	2.2
Consumer Staples	2.4
Materials	2.8
Financials	11.1
Consumer Discretionary	12.0
Health Care	19.1
Information Technology	21.3
Industrials	25.0

Top Countries

Value	Value
Israel	0.6
Denmark	0.9
Thailand	1.1
Canada	1.3
United Kingdom	1.5
United States	93.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Carpenter Technology Corp.	1.8
Encompass Health Corp.	1.6
MACOM Technology Solutions Holdings, Inc.	1.5
CyberArk Software Ltd.	1.5
Clean Harbors, Inc.	1.4
Q2 Holdings, Inc.	1.4
Ollie's Bargain Outlet Holdings, Inc.	1.4
RBC Bearings, Inc.	1.4
Insmed, Inc.	1.3
Shake Shack, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030600
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[47]
AssetsNet	$ 1,215,528,709
Holdings Count | Holding	1,000
Advisory Fees Paid, Amount	$ 2,464,369
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,215,528,709 # of Portfolio Investments1,000 Portfolio Turnover Rate17% Total Advisory Fees Paid$2,464,369
Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.1
Foreign Government	0.5
Non-Agency Mortgage-Backed Securities	2.2
Short-Term Investments	2.5
Asset-Backed Securities	11.8
Corporate Bonds & Notes	26.2
U.S. Treasury & Government Agencies	27.1
Agency Sponsored Mortgage-Backed Securities	29.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.3
U.S. Treasury Notes	12.0
U.S. Treasury Bonds	11.6
Government National Mortgage Association	3.9
U.S. Treasury STRIPS Coupon	3.3
Federal Home Loan Mortgage Corp.	3.1
Federal National Mortgage Association-ACES	2.3
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Government National Mortgage Association REMICS	1.3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030601
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[48]
AssetsNet	$ 1,215,528,709
Holdings Count | Holding	1,000
Advisory Fees Paid, Amount	$ 2,464,369
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,215,528,709 # of Portfolio Investments1,000 Portfolio Turnover Rate17% Total Advisory Fees Paid$2,464,369
Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.1
Foreign Government	0.5
Non-Agency Mortgage-Backed Securities	2.2
Short-Term Investments	2.5
Asset-Backed Securities	11.8
Corporate Bonds & Notes	26.2
U.S. Treasury & Government Agencies	27.1
Agency Sponsored Mortgage-Backed Securities	29.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.3
U.S. Treasury Notes	12.0
U.S. Treasury Bonds	11.6
Government National Mortgage Association	3.9
U.S. Treasury STRIPS Coupon	3.3
Federal Home Loan Mortgage Corp.	3.1
Federal National Mortgage Association-ACES	2.3
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Government National Mortgage Association REMICS	1.3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112668
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Active Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Active Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[49]
AssetsNet	$ 1,381,351,936
Holdings Count | Holding	1,489
Advisory Fees Paid, Amount	$ 4,454,257
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,381,351,936 # of Portfolio Investments1,489 Portfolio Turnover Rate36% Total Advisory Fees Paid$4,454,257
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	1.8
Federal National Mortgage Association	1.5
U.S. Treasury Bonds	1.0
SK Hynix, Inc.	0.9
Southern Co.	0.9
Cellnex Telecom SA	0.8
Uber Technologies, Inc.	0.8
Akamai Technologies, Inc.	0.7
Alibaba Group Holding Ltd.	0.7
Welltower OP LLC	0.6

Top 10 Countries

Value	Value
Netherlands	0.9
Taiwan	1.2
South Korea	1.4
Spain	1.7
Germany	2.8
Japan	2.8
United Kingdom	2.8
France	3.2
China	4.2
United States	53.0

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Non-Agency Mortgage-Backed Securities	0.4
Convertible Preferred Stocks	0.9
Asset-Backed Securities	1.3
Investment Companies	2.0
U.S. Treasury & Government Agencies	3.0
Agency Sponsored Mortgage-Backed Securities	3.2
Corporate Bonds & Notes	11.8
Short-Term Investments	16.1
Convertible Bonds	18.1
Common Stocks	41.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR Bloomberg High Yield Bond ETF	2.0
Microsoft Corp.	1.8
NVIDIA Corp.	1.5
Amazon.com, Inc.	1.2
Bank of America Corp.	1.1
Meta Platforms, Inc.	1.1
Apple, Inc.	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
Walt Disney Co.	0.5
Safran SA	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030725
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[50]
AssetsNet	$ 319,789,215
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 1,042,587
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$319,789,215 # of Portfolio Investments433 Portfolio Turnover Rate44% Total Advisory Fees Paid$1,042,587
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.1
Materials	4.7
Utilities	5.1
Energy	6.3
Health Care	7.4
Information Technology	9.0
Real Estate	9.8
Consumer Discretionary	11.5
Industrials	11.8
Financials	27.7

Top 10 Countries

Value	Value
Panama	0.2
Switzerland	0.2
Hong Kong	0.2
Monaco	0.4
United Kingdom	0.5
Puerto Rico	0.8
Bermuda	1.1
Canada	1.3
United States	92.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Southwest Gas Holdings, Inc.	1.1
Old National Bancorp	0.9
Sanmina Corp.	0.9
PotlatchDeltic Corp.	0.8
Ladder Capital Corp.	0.7
Bank of NT Butterfield & Son Ltd.	0.7
ABM Industries, Inc.	0.7
Jackson Financial, Inc.	0.7
Essent Group Ltd.	0.7
Enterprise Financial Services Corp.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030726
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%	[51]
AssetsNet	$ 319,789,215
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 1,042,587
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$319,789,215 # of Portfolio Investments433 Portfolio Turnover Rate44% Total Advisory Fees Paid$1,042,587
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.1
Materials	4.7
Utilities	5.1
Energy	6.3
Health Care	7.4
Information Technology	9.0
Real Estate	9.8
Consumer Discretionary	11.5
Industrials	11.8
Financials	27.7

Top 10 Countries

Value	Value
Panama	0.2
Switzerland	0.2
Hong Kong	0.2
Monaco	0.4
United Kingdom	0.5
Puerto Rico	0.8
Bermuda	1.1
Canada	1.3
United States	92.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Southwest Gas Holdings, Inc.	1.1
Old National Bancorp	0.9
Sanmina Corp.	0.9
PotlatchDeltic Corp.	0.8
Ladder Capital Corp.	0.7
Bank of NT Butterfield & Son Ltd.	0.7
ABM Industries, Inc.	0.7
Jackson Financial, Inc.	0.7
Essent Group Ltd.	0.7
Enterprise Financial Services Corp.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030755
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[52]
AssetsNet	$ 371,341,994
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 1,246,698
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$371,341,994 # of Portfolio Investments457 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,246,698
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	2.1
Glencore Funding LLC	1.3
EchoStar Corp.	1.2
Boeing Co.	0.9
Teva Pharmaceutical Finance Netherlands III BV	0.8
CSC Holdings LLC	0.8
Broadcom, Inc.	0.8
U.K. Gilts	0.7
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.	0.7
Canada Government Bonds	0.7

Top 10 Countries

Value	Value
Mexico	1.0
Israel	1.2
Australia	2.1
Sweden	2.2
Netherlands	2.3
Taiwan	2.7
Japan	2.7
Canada	3.0
United Kingdom	4.1
United States	67.5

Asset Allocation

Value	Value
Municipals	0.1
Convertible Bonds	0.5
Floating Rate Loans	1.0
Short-Term Investments	1.8
U.S. Treasury & Government Agencies	2.7
Foreign Government	8.2
Corporate Bonds & Notes	18.1
Common Stocks	67.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.3
Amazon.com, Inc.	3.5
S&P Global, Inc.	3.3
Mastercard, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7
Parker-Hannifin Corp.	2.5
Blackrock, Inc.	2.5
Roper Technologies, Inc.	2.2
O'Reilly Automotive, Inc.	2.1
Linde PLC	2.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030756
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[53]
AssetsNet	$ 371,341,994
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 1,246,698
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$371,341,994 # of Portfolio Investments457 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,246,698
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	2.1
Glencore Funding LLC	1.3
EchoStar Corp.	1.2
Boeing Co.	0.9
Teva Pharmaceutical Finance Netherlands III BV	0.8
CSC Holdings LLC	0.8
Broadcom, Inc.	0.8
U.K. Gilts	0.7
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.	0.7
Canada Government Bonds	0.7

Top 10 Countries

Value	Value
Mexico	1.0
Israel	1.2
Australia	2.1
Sweden	2.2
Netherlands	2.3
Taiwan	2.7
Japan	2.7
Canada	3.0
United Kingdom	4.1
United States	67.5

Asset Allocation

Value	Value
Municipals	0.1
Convertible Bonds	0.5
Floating Rate Loans	1.0
Short-Term Investments	1.8
U.S. Treasury & Government Agencies	2.7
Foreign Government	8.2
Corporate Bonds & Notes	18.1
Common Stocks	67.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.3
Amazon.com, Inc.	3.5
S&P Global, Inc.	3.3
Mastercard, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7
Parker-Hannifin Corp.	2.5
Blackrock, Inc.	2.5
Roper Technologies, Inc.	2.2
O'Reilly Automotive, Inc.	2.1
Linde PLC	2.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030551
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[54]
AssetsNet	$ 3,217,294,687
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 7,992,404
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,217,294,687 # of Portfolio Investments56 Portfolio Turnover Rate1% Total Advisory Fees Paid$7,992,404
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.5
Industrials	6.8
Financials	8.6
Health Care	10.4
Consumer Discretionary	16.0
Communication Services	24.6
Information Technology	29.8

Top Countries

Value	Value
China	0.6
Denmark	1.4
Canada	2.5
United States	94.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	10.1
Meta Platforms, Inc.	8.5
Netflix, Inc.	8.0
Tesla, Inc.	6.4
Amazon.com, Inc.	5.9
Oracle Corp.	5.6
Alphabet, Inc.	5.3
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030552
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[55]
AssetsNet	$ 3,217,294,687
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 7,992,404
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,217,294,687 # of Portfolio Investments56 Portfolio Turnover Rate1% Total Advisory Fees Paid$7,992,404
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.5
Industrials	6.8
Financials	8.6
Health Care	10.4
Consumer Discretionary	16.0
Communication Services	24.6
Information Technology	29.8

Top Countries

Value	Value
China	0.6
Denmark	1.4
Canada	2.5
United States	94.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	10.1
Meta Platforms, Inc.	8.5
Netflix, Inc.	8.0
Tesla, Inc.	6.4
Amazon.com, Inc.	5.9
Oracle Corp.	5.6
Alphabet, Inc.	5.3
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030554
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[56]
AssetsNet	$ 3,217,294,687
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 7,992,404
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,217,294,687 # of Portfolio Investments56 Portfolio Turnover Rate1% Total Advisory Fees Paid$7,992,404
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.5
Industrials	6.8
Financials	8.6
Health Care	10.4
Consumer Discretionary	16.0
Communication Services	24.6
Information Technology	29.8

Top Countries

Value	Value
China	0.6
Denmark	1.4
Canada	2.5
United States	94.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	10.1
Meta Platforms, Inc.	8.5
Netflix, Inc.	8.0
Tesla, Inc.	6.4
Amazon.com, Inc.	5.9
Oracle Corp.	5.6
Alphabet, Inc.	5.3
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000119619
Shareholder Report [Line Items]
Fund Name	MetLife Multi-Index Targeted Risk Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Multi-Index Targeted Risk Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[57]
AssetsNet	$ 5,383,256,490
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,166,843
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,383,256,490 # of Portfolio Investments31 Portfolio Turnover Rate4% Total Advisory Fees Paid$4,166,843
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Small Cap Equities	3.7
U.S. Mid Cap Equities	6.2
International Developed Market Equities	14.2
U.S. Large Cap Equities	21.0
Investment Grade Fixed Income	40.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030615
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[58]
AssetsNet	$ 1,422,821,560
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 4,103,576
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,422,821,560 # of Portfolio Investments127 Portfolio Turnover Rate15% Total Advisory Fees Paid$4,103,576
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.7
Energy	3.9
Communication Services	4.7
Consumer Staples	7.1
Materials	7.6
Information Technology	7.7
Consumer Discretionary	9.3
Health Care	10.4
Industrials	19.4
Financials	24.7

Top 10 Countries

Value	Value
Hong Kong	1.8
Denmark	2.3
Canada	2.5
Switzerland	3.3
Germany	4.9
France	7.7
Netherlands	8.3
United Kingdom	14.8
United States	18.0
Japan	18.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Schneider Electric SE	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Linde PLC	2.1
Nestle SA	2.1
Euronext NV	2.0
Barclays PLC	2.0
NatWest Group PLC	1.9
Novo Nordisk AS	1.7
BNP Paribas SA	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030616
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[59]
AssetsNet	$ 1,422,821,560
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 4,103,576
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,422,821,560 # of Portfolio Investments127 Portfolio Turnover Rate15% Total Advisory Fees Paid$4,103,576
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.7
Energy	3.9
Communication Services	4.7
Consumer Staples	7.1
Materials	7.6
Information Technology	7.7
Consumer Discretionary	9.3
Health Care	10.4
Industrials	19.4
Financials	24.7

Top 10 Countries

Value	Value
Hong Kong	1.8
Denmark	2.3
Canada	2.5
Switzerland	3.3
Germany	4.9
France	7.7
Netherlands	8.3
United Kingdom	14.8
United States	18.0
Japan	18.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Schneider Electric SE	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Linde PLC	2.1
Nestle SA	2.1
Euronext NV	2.0
Barclays PLC	2.0
NatWest Group PLC	1.9
Novo Nordisk AS	1.7
BNP Paribas SA	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030618
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research International Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[60]
AssetsNet	$ 1,422,821,560
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 4,103,576
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,422,821,560 # of Portfolio Investments127 Portfolio Turnover Rate15% Total Advisory Fees Paid$4,103,576
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.7
Energy	3.9
Communication Services	4.7
Consumer Staples	7.1
Materials	7.6
Information Technology	7.7
Consumer Discretionary	9.3
Health Care	10.4
Industrials	19.4
Financials	24.7

Top 10 Countries

Value	Value
Hong Kong	1.8
Denmark	2.3
Canada	2.5
Switzerland	3.3
Germany	4.9
France	7.7
Netherlands	8.3
United Kingdom	14.8
United States	18.0
Japan	18.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Schneider Electric SE	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Linde PLC	2.1
Nestle SA	2.1
Euronext NV	2.0
Barclays PLC	2.0
NatWest Group PLC	1.9
Novo Nordisk AS	1.7
BNP Paribas SA	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030581
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[61]
AssetsNet	$ 1,447,121,474
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,940,516
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,447,121,474 # of Portfolio Investments80 Portfolio Turnover Rate48% Total Advisory Fees Paid$3,940,516
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	2.4
Consumer Staples	4.1
Health Care	9.5
Communication Services	10.5
Financials	10.9
Industrials	12.2
Consumer Discretionary	12.4
Information Technology	36.9

Top Countries

Value	Value
Netherlands	0.2
Israel	7.1
United States	91.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	13.1
QXO, Inc.	6.5
Affirm Holdings, Inc.	6.3
MicroStrategy, Inc.	5.8
ROBLOX Corp.	5.8
IonQ, Inc.	5.0
Core & Main, Inc.	5.0
Royalty Pharma PLC	4.8
Trade Desk, Inc.	4.8
Aurora Innovation, Inc.	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030582
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[62]
AssetsNet	$ 1,447,121,474
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,940,516
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,447,121,474 # of Portfolio Investments80 Portfolio Turnover Rate48% Total Advisory Fees Paid$3,940,516
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	2.4
Consumer Staples	4.1
Health Care	9.5
Communication Services	10.5
Financials	10.9
Industrials	12.2
Consumer Discretionary	12.4
Information Technology	36.9

Top Countries

Value	Value
Netherlands	0.2
Israel	7.1
United States	91.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	13.1
QXO, Inc.	6.5
Affirm Holdings, Inc.	6.3
MicroStrategy, Inc.	5.8
ROBLOX Corp.	5.8
IonQ, Inc.	5.0
Core & Main, Inc.	5.0
Royalty Pharma PLC	4.8
Trade Desk, Inc.	4.8
Aurora Innovation, Inc.	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030584
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$44	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[63]
AssetsNet	$ 1,447,121,474
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,940,516
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,447,121,474 # of Portfolio Investments80 Portfolio Turnover Rate48% Total Advisory Fees Paid$3,940,516
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	2.4
Consumer Staples	4.1
Health Care	9.5
Communication Services	10.5
Financials	10.9
Industrials	12.2
Consumer Discretionary	12.4
Information Technology	36.9

Top Countries

Value	Value
Netherlands	0.2
Israel	7.1
United States	91.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	13.1
QXO, Inc.	6.5
Affirm Holdings, Inc.	6.3
MicroStrategy, Inc.	5.8
ROBLOX Corp.	5.8
IonQ, Inc.	5.0
Core & Main, Inc.	5.0
Royalty Pharma PLC	4.8
Trade Desk, Inc.	4.8
Aurora Innovation, Inc.	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100071
Shareholder Report [Line Items]
Fund Name	PanAgora Global Diversified Risk Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PanAgora Global Diversified Risk Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[64]
AssetsNet	$ 1,221,367,009
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 3,813,888
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,221,367,009 # of Portfolio Investments686 Portfolio Turnover Rate52% Total Advisory Fees Paid$3,813,888
Holdings [Text Block]

Top Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	11.0
U.S. Treasury Inflation-Indexed Bonds	1.0

Top 10 Countries

Value	Value
Italy	0.3
Switzerland	0.3
Spain	0.3
France	0.4
Germany	0.5
Australia	0.5
United Kingdom	0.8
Canada	0.8
Japan	1.3
United States	17.6

Asset Allocation

Value	Value
Global Developed Inflation-Linked	3.8
U.S. Small Cap Equities	4.1
U.S. Large Cap Equities	6.7
Emerging Market Equities	14.2
International Developed Equities	24.2
Commodities	38.4
Global Developed Bonds	63.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Iberdrola SA	0.2
Spotify Technology SA	0.2
Shell PLC	0.2
Novartis AG	0.2
Apple, Inc.	0.1
Enel SpA	0.1
BP PLC	0.1
BHP Group Ltd.	0.1
SAP SE	0.1
Walmart, Inc.	0.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030630
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[65]
AssetsNet	$ 1,466,761,932
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 3,539,376
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,466,761,932 # of Portfolio Investments580 Portfolio Turnover Rate97% Total Advisory Fees Paid$3,539,376
Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Non-Agency Mortgage-Backed Securities	1.4
Foreign Government	4.6
Asset-Backed Securities	8.7
Agency Sponsored Mortgage-Backed Securities	19.2
Short-Term Investments	39.9
U.S. Treasury & Government Agencies	87.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	58.4
U.S. Treasury Inflation-Indexed Bonds	29.0
Uniform Mortgage-Backed Security, TBA	11.4
Government National Mortgage Association	4.9
Japan Government CPI-Linked Bonds	2.1
French Republic Government Bonds OAT	1.7
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
Bosphorus CLO VI DAC	0.6
Man Euro CLO DAC	0.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030631
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[66]
AssetsNet	$ 1,466,761,932
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 3,539,376
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,466,761,932 # of Portfolio Investments580 Portfolio Turnover Rate97% Total Advisory Fees Paid$3,539,376
Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Non-Agency Mortgage-Backed Securities	1.4
Foreign Government	4.6
Asset-Backed Securities	8.7
Agency Sponsored Mortgage-Backed Securities	19.2
Short-Term Investments	39.9
U.S. Treasury & Government Agencies	87.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	58.4
U.S. Treasury Inflation-Indexed Bonds	29.0
Uniform Mortgage-Backed Security, TBA	11.4
Government National Mortgage Association	4.9
Japan Government CPI-Linked Bonds	2.1
French Republic Government Bonds OAT	1.7
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
Bosphorus CLO VI DAC	0.6
Man Euro CLO DAC	0.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030633
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[67]
AssetsNet	$ 1,466,761,932
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 3,539,376
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,466,761,932 # of Portfolio Investments580 Portfolio Turnover Rate97% Total Advisory Fees Paid$3,539,376
Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Non-Agency Mortgage-Backed Securities	1.4
Foreign Government	4.6
Asset-Backed Securities	8.7
Agency Sponsored Mortgage-Backed Securities	19.2
Short-Term Investments	39.9
U.S. Treasury & Government Agencies	87.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	58.4
U.S. Treasury Inflation-Indexed Bonds	29.0
Uniform Mortgage-Backed Security, TBA	11.4
Government National Mortgage Association	4.9
Japan Government CPI-Linked Bonds	2.1
French Republic Government Bonds OAT	1.7
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
Bosphorus CLO VI DAC	0.6
Man Euro CLO DAC	0.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030635
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[68]
AssetsNet	$ 3,560,701,402
Holdings Count | Holding	1,558
Advisory Fees Paid, Amount	$ 8,066,814
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,560,701,402 # of Portfolio Investments1,558 Portfolio Turnover Rate279% Total Advisory Fees Paid$8,066,814
Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Municipals	1.1
Short-Term Investments	2.9
Foreign Government	7.3
Asset-Backed Securities	8.5
Non-Agency Mortgage-Backed Securities	11.8
U.S. Treasury & Government Agencies	17.9
Corporate Bonds & Notes	44.5
Agency Sponsored Mortgage-Backed Securities	49.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	36.3
U.S. Treasury Bonds	13.7
Government National Mortgage Association, TBA	4.7
Federal National Mortgage Association	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury Inflation-Indexed Bonds	2.2
Government National Mortgage Association REMICS	2.1
U.S. Treasury Inflation-Indexed Notes	1.7
UBS Group AG	1.4
Benchmark Mortgage Trust	1.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030636
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[69]
AssetsNet	$ 3,560,701,402
Holdings Count | Holding	1,558
Advisory Fees Paid, Amount	$ 8,066,814
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,560,701,402 # of Portfolio Investments1,558 Portfolio Turnover Rate279% Total Advisory Fees Paid$8,066,814
Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Municipals	1.1
Short-Term Investments	2.9
Foreign Government	7.3
Asset-Backed Securities	8.5
Non-Agency Mortgage-Backed Securities	11.8
U.S. Treasury & Government Agencies	17.9
Corporate Bonds & Notes	44.5
Agency Sponsored Mortgage-Backed Securities	49.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	36.3
U.S. Treasury Bonds	13.7
Government National Mortgage Association, TBA	4.7
Federal National Mortgage Association	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury Inflation-Indexed Bonds	2.2
Government National Mortgage Association REMICS	2.1
U.S. Treasury Inflation-Indexed Notes	1.7
UBS Group AG	1.4
Benchmark Mortgage Trust	1.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030638
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[70]
AssetsNet	$ 3,560,701,402
Holdings Count | Holding	1,558
Advisory Fees Paid, Amount	$ 8,066,814
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,560,701,402 # of Portfolio Investments1,558 Portfolio Turnover Rate279% Total Advisory Fees Paid$8,066,814
Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Municipals	1.1
Short-Term Investments	2.9
Foreign Government	7.3
Asset-Backed Securities	8.5
Non-Agency Mortgage-Backed Securities	11.8
U.S. Treasury & Government Agencies	17.9
Corporate Bonds & Notes	44.5
Agency Sponsored Mortgage-Backed Securities	49.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	36.3
U.S. Treasury Bonds	13.7
Government National Mortgage Association, TBA	4.7
Federal National Mortgage Association	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury Inflation-Indexed Bonds	2.2
Government National Mortgage Association REMICS	2.1
U.S. Treasury Inflation-Indexed Notes	1.7
UBS Group AG	1.4
Benchmark Mortgage Trust	1.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112671
Shareholder Report [Line Items]
Fund Name	Schroders Global Multi-Asset Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Schroders Global Multi-Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[71]
AssetsNet	$ 600,981,384
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 1,904,736
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$600,981,384 # of Portfolio Investments944 Portfolio Turnover Rate22% Total Advisory Fees Paid$1,904,736
Holdings [Text Block]

Top 10 Fixed Income Issuers

Wells Fargo & Co.	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Morgan Stanley	1.0
Citibank NA	0.7
UBS Group AG	0.7
Pfizer Investment Enterprises Pte. Ltd.	0.6
General Motors Financial Co., Inc.	0.6
AT&T, Inc.	0.6
UnitedHealth Group, Inc.	0.6

Top 10 Countries

Value	Value
Netherlands	0.8
Italy	1.0
Ireland	1.1
France	1.3
Switzerland	1.3
Germany	1.7
United Kingdom	2.0
Canada	2.0
Japan	2.4
United States	75.6

Asset Allocation

Value	Value
Warrants	0.0
Preferred Stocks	0.0Footnote Reference*
Short-Term Investments	3.7
Corporate Bonds & Notes	35.0
Common Stocks	57.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	3.2
Microsoft Corp.	2.9
Apple, Inc.	2.2
Alphabet, Inc.	1.8
Amazon.com, Inc.	1.7
Meta Platforms, Inc.	1.4
Broadcom, Inc.	1.0
JPMorgan Chase & Co.	0.8
Netflix, Inc.	0.7
Visa, Inc.	0.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210971
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[72]
AssetsNet	$ 1,148,370,464
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 1,418,620
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,148,370,464 # of Portfolio Investments598 Portfolio Turnover Rate30% Total Advisory Fees Paid$1,418,620
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Health Care	3.4
Energy	4.0
Consumer Staples	4.2
Materials	5.4
Industrials	6.7
Communication Services	9.9
Consumer Discretionary	12.5
Information Technology	23.8
Financials	24.4

Top 10 Countries

Value	Value
Thailand	1.1
United Arab Emirates	1.7
Mexico	2.0
South Africa	2.8
Saudi Arabia	3.4
Brazil	4.3
South Korea	11.0
India	17.8
Taiwan	18.7
China	27.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.2
Tencent Holdings Ltd.	4.8
Samsung Electronics Co. Ltd.	2.8
Alibaba Group Holding Ltd.	2.7
Xiaomi Corp.	1.6
SK Hynix, Inc.	1.6
HDFC Bank Ltd.	1.3
Reliance Industries Ltd.	1.0
Hon Hai Precision Industry Co. Ltd.	1.0
ICICI Bank Ltd.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210968
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[73]
AssetsNet	$ 1,148,370,464
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 1,418,620
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,148,370,464 # of Portfolio Investments598 Portfolio Turnover Rate30% Total Advisory Fees Paid$1,418,620
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Health Care	3.4
Energy	4.0
Consumer Staples	4.2
Materials	5.4
Industrials	6.7
Communication Services	9.9
Consumer Discretionary	12.5
Information Technology	23.8
Financials	24.4

Top 10 Countries

Value	Value
Thailand	1.1
United Arab Emirates	1.7
Mexico	2.0
South Africa	2.8
Saudi Arabia	3.4
Brazil	4.3
South Korea	11.0
India	17.8
Taiwan	18.7
China	27.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.2
Tencent Holdings Ltd.	4.8
Samsung Electronics Co. Ltd.	2.8
Alibaba Group Holding Ltd.	2.7
Xiaomi Corp.	1.6
SK Hynix, Inc.	1.6
HDFC Bank Ltd.	1.3
Reliance Industries Ltd.	1.0
Hon Hai Precision Industry Co. Ltd.	1.0
ICICI Bank Ltd.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030695
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[74]
AssetsNet	$ 1,655,436,071
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,509,113
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,655,436,071 # of Portfolio Investments54 Portfolio Turnover Rate65% Total Advisory Fees Paid$2,509,113
Holdings [Text Block]

Asset Allocation

Value	Value
Real Eastate Equities	2.9
U.S. Mid Cap Equities	3.0
U.S. Small Cap Equities	3.5
Commodities	6.8
International Developed Market Equities	7.5
Emerging Market Equities	7.6
High Yield Fixed Income	9.1
Investment Grade Fixed Income	28.2
U.S. Large Cap Equities	30.5

Largest Holdings [Text Block]

Top 10 Holdings

Vanguard Total Bond Market ETF	19.6
SPDR S&P 500 ETF Trust	13.3
iShares Core S&P 500 ETF	11.2
iShares Core MSCI Emerging Markets ETF	7.6
SPDR Portfolio Developed World ex-U.S. ETF	5.5
SPDR Gold Shares	4.3
SPDR Bloomberg High Yield Bond ETF	4.0
iShares 0-5 Year TIPS Bond ETF	4.0
Vanguard Long-Term Corporate Bond ETF	3.6
iShares Core S&P Small-Cap ETF	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030696
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[75]
AssetsNet	$ 1,655,436,071
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,509,113
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,655,436,071 # of Portfolio Investments54 Portfolio Turnover Rate65% Total Advisory Fees Paid$2,509,113
Holdings [Text Block]

Asset Allocation

Value	Value
Real Eastate Equities	2.9
U.S. Mid Cap Equities	3.0
U.S. Small Cap Equities	3.5
Commodities	6.8
International Developed Market Equities	7.5
Emerging Market Equities	7.6
High Yield Fixed Income	9.1
Investment Grade Fixed Income	28.2
U.S. Large Cap Equities	30.5

Largest Holdings [Text Block]

Top 10 Holdings

Vanguard Total Bond Market ETF	19.6
SPDR S&P 500 ETF Trust	13.3
iShares Core S&P 500 ETF	11.2
iShares Core MSCI Emerging Markets ETF	7.6
SPDR Portfolio Developed World ex-U.S. ETF	5.5
SPDR Gold Shares	4.3
SPDR Bloomberg High Yield Bond ETF	4.0
iShares 0-5 Year TIPS Bond ETF	4.0
Vanguard Long-Term Corporate Bond ETF	3.6
iShares Core S&P Small-Cap ETF	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030698
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[76]
AssetsNet	$ 1,655,436,071
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,509,113
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,655,436,071 # of Portfolio Investments54 Portfolio Turnover Rate65% Total Advisory Fees Paid$2,509,113
Holdings [Text Block]

Asset Allocation

Value	Value
Real Eastate Equities	2.9
U.S. Mid Cap Equities	3.0
U.S. Small Cap Equities	3.5
Commodities	6.8
International Developed Market Equities	7.5
Emerging Market Equities	7.6
High Yield Fixed Income	9.1
Investment Grade Fixed Income	28.2
U.S. Large Cap Equities	30.5

Largest Holdings [Text Block]

Top 10 Holdings

Vanguard Total Bond Market ETF	19.6
SPDR S&P 500 ETF Trust	13.3
iShares Core S&P 500 ETF	11.2
iShares Core MSCI Emerging Markets ETF	7.6
SPDR Portfolio Developed World ex-U.S. ETF	5.5
SPDR Gold Shares	4.3
SPDR Bloomberg High Yield Bond ETF	4.0
iShares 0-5 Year TIPS Bond ETF	4.0
Vanguard Long-Term Corporate Bond ETF	3.6
iShares Core S&P Small-Cap ETF	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030700
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[77]
AssetsNet	$ 731,808,517
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,139,622
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$731,808,517 # of Portfolio Investments40 Portfolio Turnover Rate69% Total Advisory Fees Paid$1,139,622
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	3.9
U.S. Mid Cap Equities	4.5
U.S. Small Cap Equities	5.0
High Yield Fixed Income	6.0
Commodities	7.6
Emerging Market Equities	10.1
Investment Grade Fixed Income	11.1
International Developed Market Equities	12.9
U.S. Large Cap Equities	37.3

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.2
iShares Core S&P 500 ETF	13.2
iShares Core MSCI Emerging Markets ETF	10.1
SPDR Portfolio Developed World ex-U.S. ETF	9.9
Vanguard Total Bond Market ETF	6.5
iShares Core S&P Small-Cap ETF	5.0
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	4.2
Vanguard Long-Term Corporate Bond ETF	3.6
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030701
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[78]
AssetsNet	$ 731,808,517
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,139,622
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$731,808,517 # of Portfolio Investments40 Portfolio Turnover Rate69% Total Advisory Fees Paid$1,139,622
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	3.9
U.S. Mid Cap Equities	4.5
U.S. Small Cap Equities	5.0
High Yield Fixed Income	6.0
Commodities	7.6
Emerging Market Equities	10.1
Investment Grade Fixed Income	11.1
International Developed Market Equities	12.9
U.S. Large Cap Equities	37.3

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.2
iShares Core S&P 500 ETF	13.2
iShares Core MSCI Emerging Markets ETF	10.1
SPDR Portfolio Developed World ex-U.S. ETF	9.9
Vanguard Total Bond Market ETF	6.5
iShares Core S&P Small-Cap ETF	5.0
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	4.2
Vanguard Long-Term Corporate Bond ETF	3.6
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030703
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[79]
AssetsNet	$ 731,808,517
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,139,622
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$731,808,517 # of Portfolio Investments40 Portfolio Turnover Rate69% Total Advisory Fees Paid$1,139,622
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	3.9
U.S. Mid Cap Equities	4.5
U.S. Small Cap Equities	5.0
High Yield Fixed Income	6.0
Commodities	7.6
Emerging Market Equities	10.1
Investment Grade Fixed Income	11.1
International Developed Market Equities	12.9
U.S. Large Cap Equities	37.3

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.2
iShares Core S&P 500 ETF	13.2
iShares Core MSCI Emerging Markets ETF	10.1
SPDR Portfolio Developed World ex-U.S. ETF	9.9
Vanguard Total Bond Market ETF	6.5
iShares Core S&P Small-Cap ETF	5.0
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	4.2
Vanguard Long-Term Corporate Bond ETF	3.6
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030576
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[80]
AssetsNet	$ 2,509,759,139
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,141,828
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,509,759,139 # of Portfolio Investments106 Portfolio Turnover Rate22% Total Advisory Fees Paid$6,141,828
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	3.4
Consumer Discretionary	5.1
Utilities	5.2
Communication Services	6.0
Energy	8.1
Information Technology	9.3
Consumer Staples	10.0
Health Care	13.8
Industrials	14.0
Financials	21.4

Top Countries

Value	Value
Switzerland	0.5
United Kingdom	0.6
Ireland	0.9
South Korea	1.0
France	1.0
Germany	1.0
United States	93.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.8
Charles Schwab Corp.	2.6
Kenvue, Inc.	2.5
Elevance Health, Inc.	2.5
Wells Fargo & Co.	2.4
Alphabet, Inc.	2.3
L3Harris Technologies, Inc.	2.3
ConocoPhillips	2.2
Hartford Insurance Group, Inc.	2.2
Amazon.com, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030577
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[81]
AssetsNet	$ 2,509,759,139
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,141,828
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,509,759,139 # of Portfolio Investments106 Portfolio Turnover Rate22% Total Advisory Fees Paid$6,141,828
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	3.4
Consumer Discretionary	5.1
Utilities	5.2
Communication Services	6.0
Energy	8.1
Information Technology	9.3
Consumer Staples	10.0
Health Care	13.8
Industrials	14.0
Financials	21.4

Top Countries

Value	Value
Switzerland	0.5
United Kingdom	0.6
Ireland	0.9
South Korea	1.0
France	1.0
Germany	1.0
United States	93.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.8
Charles Schwab Corp.	2.6
Kenvue, Inc.	2.5
Elevance Health, Inc.	2.5
Wells Fargo & Co.	2.4
Alphabet, Inc.	2.3
L3Harris Technologies, Inc.	2.3
ConocoPhillips	2.2
Hartford Insurance Group, Inc.	2.2
Amazon.com, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030579
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[82]
AssetsNet	$ 2,509,759,139
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,141,828
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,509,759,139 # of Portfolio Investments106 Portfolio Turnover Rate22% Total Advisory Fees Paid$6,141,828
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	3.4
Consumer Discretionary	5.1
Utilities	5.2
Communication Services	6.0
Energy	8.1
Information Technology	9.3
Consumer Staples	10.0
Health Care	13.8
Industrials	14.0
Financials	21.4

Top Countries

Value	Value
Switzerland	0.5
United Kingdom	0.6
Ireland	0.9
South Korea	1.0
France	1.0
Germany	1.0
United States	93.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.8
Charles Schwab Corp.	2.6
Kenvue, Inc.	2.5
Elevance Health, Inc.	2.5
Wells Fargo & Co.	2.4
Alphabet, Inc.	2.3
L3Harris Technologies, Inc.	2.3
ConocoPhillips	2.2
Hartford Insurance Group, Inc.	2.2
Amazon.com, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030650
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[83]
AssetsNet	$ 1,188,334,942
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 3,617,853
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,188,334,942 # of Portfolio Investments166 Portfolio Turnover Rate18% Total Advisory Fees Paid$3,617,853
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.9
Consumer Staples	3.7
Materials	3.7
Communication Services	4.8
Energy	4.9
Financials	8.9
Consumer Discretionary	14.9
Industrials	16.7
Health Care	18.9
Information Technology	19.7

Top Countries

Value	Value
Denmark	0.6
Switzerland	0.7
Netherlands	0.8
Germany	0.9
United Kingdom	1.4
United States	92.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Veeva Systems, Inc.	2.2
Hologic, Inc.	2.1
Alnylam Pharmaceuticals, Inc.	1.9
PTC, Inc.	1.8
Hilton Worldwide Holdings, Inc.	1.7
Cheniere Energy, Inc.	1.7
Tyler Technologies, Inc.	1.7
Agilent Technologies, Inc.	1.6
Yum! Brands, Inc.	1.6
Textron, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030651
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[84]
AssetsNet	$ 1,188,334,942
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 3,617,853
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,188,334,942 # of Portfolio Investments166 Portfolio Turnover Rate18% Total Advisory Fees Paid$3,617,853
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.9
Consumer Staples	3.7
Materials	3.7
Communication Services	4.8
Energy	4.9
Financials	8.9
Consumer Discretionary	14.9
Industrials	16.7
Health Care	18.9
Information Technology	19.7

Top Countries

Value	Value
Denmark	0.6
Switzerland	0.7
Netherlands	0.8
Germany	0.9
United Kingdom	1.4
United States	92.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Veeva Systems, Inc.	2.2
Hologic, Inc.	2.1
Alnylam Pharmaceuticals, Inc.	1.9
PTC, Inc.	1.8
Hilton Worldwide Holdings, Inc.	1.7
Cheniere Energy, Inc.	1.7
Tyler Technologies, Inc.	1.7
Agilent Technologies, Inc.	1.6
Yum! Brands, Inc.	1.6
Textron, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030653
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[85]
AssetsNet	$ 1,188,334,942
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 3,617,853
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,188,334,942 # of Portfolio Investments166 Portfolio Turnover Rate18% Total Advisory Fees Paid$3,617,853
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.9
Consumer Staples	3.7
Materials	3.7
Communication Services	4.8
Energy	4.9
Financials	8.9
Consumer Discretionary	14.9
Industrials	16.7
Health Care	18.9
Information Technology	19.7

Top Countries

Value	Value
Denmark	0.6
Switzerland	0.7
Netherlands	0.8
Germany	0.9
United Kingdom	1.4
United States	92.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Veeva Systems, Inc.	2.2
Hologic, Inc.	2.1
Alnylam Pharmaceuticals, Inc.	1.9
PTC, Inc.	1.8
Hilton Worldwide Holdings, Inc.	1.7
Cheniere Energy, Inc.	1.7
Tyler Technologies, Inc.	1.7
Agilent Technologies, Inc.	1.6
Yum! Brands, Inc.	1.6
Textron, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154912
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[86]
AssetsNet	$ 1,258,998,797
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 2,667,026
InvestmentCompanyPortfolioTurnover	237.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,258,998,797 # of Portfolio Investments411 Portfolio Turnover Rate237% Total Advisory Fees Paid$2,667,026
Holdings [Text Block]

Asset Allocation

Value	Value
Foreign Government	0.1
Municipals	0.6
Short-Term Investments	5.0
Non-Agency Mortgage-Backed Securities	8.9
Asset-Backed Securities	9.1
Corporate Bonds & Notes	17.8
U.S. Treasury & Government Agencies	33.0
Agency Sponsored Mortgage-Backed Securities	35.6

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	23.7
Federal National Mortgage Association	12.5
Federal Home Loan Mortgage Corp.	8.5
U.S. Treasury Bonds	8.1
Uniform Mortgage-Backed Security, TBA	6.5
Government National Mortgage Association, TBA	4.4
Government National Mortgage Association	2.2
CIM Trust	2.1
U.S. Treasury Inflation-Indexed Notes	1.2
JP Morgan Mortgage Trust	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154913
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[87]
AssetsNet	$ 1,258,998,797
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 2,667,026
InvestmentCompanyPortfolioTurnover	237.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,258,998,797 # of Portfolio Investments411 Portfolio Turnover Rate237% Total Advisory Fees Paid$2,667,026
Holdings [Text Block]

Asset Allocation

Value	Value
Foreign Government	0.1
Municipals	0.6
Short-Term Investments	5.0
Non-Agency Mortgage-Backed Securities	8.9
Asset-Backed Securities	9.1
Corporate Bonds & Notes	17.8
U.S. Treasury & Government Agencies	33.0
Agency Sponsored Mortgage-Backed Securities	35.6

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	23.7
Federal National Mortgage Association	12.5
Federal Home Loan Mortgage Corp.	8.5
U.S. Treasury Bonds	8.1
Uniform Mortgage-Backed Security, TBA	6.5
Government National Mortgage Association, TBA	4.4
Government National Mortgage Association	2.2
CIM Trust	2.1
U.S. Treasury Inflation-Indexed Notes	1.2
JP Morgan Mortgage Trust	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030586
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[88]
AssetsNet	$ 861,435,198
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 2,409,528
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$861,435,198 # of Portfolio Investments109 Portfolio Turnover Rate27% Total Advisory Fees Paid$2,409,528
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	5.0
Utilities	5.1
Health Care	5.9
Real Estate	7.8
Consumer Discretionary	7.8
Consumer Staples	8.1
Information Technology	9.9
Materials	13.7
Financials	14.7
Industrials	18.2

Top Countries

Value	Value
Jersey, Channel Islands	0.7
Canada	1.3
Israel	1.5
United States	93.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

U.S. Foods Holding Corp.	2.5
Alliant Energy Corp.	2.4
Quest Diagnostics, Inc.	2.0
Crown Holdings, Inc.	2.0
Fidelity National Financial, Inc.	1.9
Performance Food Group Co.	1.9
Willis Towers Watson PLC	1.8
Genpact Ltd.	1.8
Expedia Group, Inc.	1.8
American Water Works Co., Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030587
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[89]
AssetsNet	$ 861,435,198
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 2,409,528
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$861,435,198 # of Portfolio Investments109 Portfolio Turnover Rate27% Total Advisory Fees Paid$2,409,528
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	5.0
Utilities	5.1
Health Care	5.9
Real Estate	7.8
Consumer Discretionary	7.8
Consumer Staples	8.1
Information Technology	9.9
Materials	13.7
Financials	14.7
Industrials	18.2

Top Countries

Value	Value
Jersey, Channel Islands	0.7
Canada	1.3
Israel	1.5
United States	93.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

U.S. Foods Holding Corp.	2.5
Alliant Energy Corp.	2.4
Quest Diagnostics, Inc.	2.0
Crown Holdings, Inc.	2.0
Fidelity National Financial, Inc.	1.9
Performance Food Group Co.	1.9
Willis Towers Watson PLC	1.8
Genpact Ltd.	1.8
Expedia Group, Inc.	1.8
American Water Works Co., Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030589
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[90]
AssetsNet	$ 861,435,198
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 2,409,528
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$861,435,198 # of Portfolio Investments109 Portfolio Turnover Rate27% Total Advisory Fees Paid$2,409,528
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	5.0
Utilities	5.1
Health Care	5.9
Real Estate	7.8
Consumer Discretionary	7.8
Consumer Staples	8.1
Information Technology	9.9
Materials	13.7
Financials	14.7
Industrials	18.2

Top Countries

Value	Value
Jersey, Channel Islands	0.7
Canada	1.3
Israel	1.5
United States	93.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

U.S. Foods Holding Corp.	2.5
Alliant Energy Corp.	2.4
Quest Diagnostics, Inc.	2.0
Crown Holdings, Inc.	2.0
Fidelity National Financial, Inc.	1.9
Performance Food Group Co.	1.9
Willis Towers Watson PLC	1.8
Genpact Ltd.	1.8
Expedia Group, Inc.	1.8
American Water Works Co., Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100091
Shareholder Report [Line Items]
Fund Name	Western Asset Management Government Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Government Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[91]
AssetsNet	$ 512,848,424
Holdings Count | Holding	806
Advisory Fees Paid, Amount	$ 1,054,443
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$512,848,424 # of Portfolio Investments806 Portfolio Turnover Rate79% Total Advisory Fees Paid$1,054,443
Holdings [Text Block]

Asset Allocation

Value	Value
Non-Agency Mortgage-Backed Securities	1.5
Short-Term Investments	2.9
Foreign Government	6.7
Agency Sponsored Mortgage-Backed Securities	46.1
U.S. Treasury & Government Agencies	49.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal Home Loan Mortgage Corp.	17.5
Federal National Mortgage Association	14.6
Resolution Funding Corp. Principal STRIPS	11.4
U.S. Treasury Bonds	10.1
Federal Farm Credit Banks Funding Corp.	7.2
Government National Mortgage Association	5.3
Uniform Mortgage-Backed Security, TBA	4.1
Tennessee Valley Authority Generic STRIPS	3.1
U.S. Treasury Notes	2.7
Federal Home Loan Mortgage Corp. STRIPS	2.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Annualized.
[48]	Annualized.
[49]	Annualized.
[50]	Annualized.
[51]	Annualized.
[52]	Annualized.
[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Annualized.
[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Annualized.
[67]	Annualized.
[68]	Annualized.
[69]	Annualized.
[70]	Annualized.
[71]	Annualized.
[72]	Annualized.
[73]	Annualized.
[74]	Annualized.
[75]	Annualized.
[76]	Annualized.
[77]	Annualized.
[78]	Annualized.
[79]	Annualized.
[80]	Annualized.
[81]	Annualized.
[82]	Annualized.
[83]	Annualized.
[84]	Annualized.
[85]	Annualized.
[86]	Annualized.
[87]	Annualized.
[88]	Annualized.
[89]	Annualized.
[90]	Annualized.
[91]	Annualized.